SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Short term loans from domestic commercial banks	¥ 200,000	$ 28,728
Variable rate basis	one year Loan Prime Rate
Basis spread on variable rate (as a percent)	1.45%
Short-term bank borrowings, one
Short-term Debt [Line Items]
Short term loans from domestic commercial banks	¥ 100,000
Short-term bank borrowings, two
Short-term Debt [Line Items]
Short term loans from domestic commercial banks	¥ 35,000
Fixed interest rate (as a percent)	5.95%	5.95%
Short-term bank borrowings, three
Short-term Debt [Line Items]
Short term loans from domestic commercial banks	¥ 65,000
Fixed interest rate (as a percent)	5.45%	5.45%